RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 15 -           RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

Related party balances as of June 30, 2021 and 2020 (apart from those disclosed elsewhere in these financial statements) consisted of:

	June 30, 2021	June 30, 2020

Due to related party
Bluesky LLC	$464,000	$464,000
	$464,000	$464,000

Bluesky LLC is a limited liability Company owned and controlled by Bluesky Family Trust, a family trust benefitting the family of Jianming Hao, the Company’s former Chairman, Co-Chief Executive Officer and President.

The amount due to Bluesky LLC was interest free, unsecured and due on demand.